Notes Receivable from Participants (Details) - EBP 011 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Description of Plan [Line Items]
Minimum borrowing amount	$ 1,000
Maximum borrowing, percentage	50.00%
Maximum borrowing amount	$ 50,000
Personal loan, maximum borrowing term	5 years
Mortgage loan, maximum borrowing term	15 years
Basis spread on variable rate	1.00%
Allowance for credit loss		$ 296,233	$ 109,441
Minimum
EBP, Description of Plan [Line Items]
Interest rate	4.25%
Maximum
EBP, Description of Plan [Line Items]
Interest rate	10.25%